Derivative Instruments and Hedging Activities (Effect of Derivative Instruments for Cash Flow Hedges on Consolidated Statement of Operations) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Gain (loss) recognized in OCI Effective portion of derivatives designated as hedging instruments	¥ 2,287	¥ 1,928	¥ (2,064)
Gain (loss) reclassified from AOCI Effective portion of derivatives designated as hedging instruments	(4,882)	(7,421)	(3,365)
Gain (loss) on derivatives designated as cash flow hedging instruments Ineffective portion and amount excluded from effectiveness test	402	(2,544)	(1,836)
Forward Exchange Contracts [Member]
Gain (loss) recognized in OCI Effective portion of derivatives designated as hedging instruments	(220)	1,323	638
Forward Exchange Contracts [Member] | Other Income [Member]
Gain (loss) reclassified from AOCI Effective portion of derivatives designated as hedging instruments	166	(1,007)	(1,623)
Gain (loss) on derivatives designated as cash flow hedging instruments Ineffective portion and amount excluded from effectiveness test	269	245	(1,598)
Interest Rate Swaps [Member]
Gain (loss) recognized in OCI Effective portion of derivatives designated as hedging instruments	1,879	(2,469)	(1,025)
Interest Rate Swaps [Member] | Interest Charges [Member]
Gain (loss) reclassified from AOCI Effective portion of derivatives designated as hedging instruments	(173)	1,756	830
Gain (loss) on derivatives designated as cash flow hedging instruments Ineffective portion and amount excluded from effectiveness test	67	589	120
Option Contracts [Member]
Gain (loss) recognized in OCI Effective portion of derivatives designated as hedging instruments	781	639	8
Option Contracts [Member] | Other Income [Member]
Gain (loss) reclassified from AOCI Effective portion of derivatives designated as hedging instruments	(701)	(634)	(1,492)
Other Income [Member] | Cross Currency Swap Agreements [Member]
Gain (loss) reclassified from AOCI Effective portion of derivatives designated as hedging instruments	(4,174)	(7,536)	(1,080)
Gain (loss) on derivatives designated as cash flow hedging instruments Ineffective portion and amount excluded from effectiveness test	66	(3,378)	(358)
Cross Currency Swap Agreements [Member]
Gain (loss) recognized in OCI Effective portion of derivatives designated as hedging instruments	¥ (153)	¥ 2,435	¥ (1,685)